Provisions - Restructuring-related provisions (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Provisions	€ 1,627	€ 2,972	€ 2,498
Restructuring provision
Disclosure of other provisions [line items]
Provisions	90	94	€ 116
Restructuring provision | Diagnosis & Treatment
Disclosure of other provisions [line items]
Provisions	27	34
Restructuring provision | Connected Care
Disclosure of other provisions [line items]
Provisions	22	19
Restructuring provision | Personal Health
Disclosure of other provisions [line items]
Provisions	7	15
Restructuring provision | Other
Disclosure of other provisions [line items]
Provisions	€ 34	€ 26